Offsets	May 01, 2026 USD ($) share
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Globe Life Inc.
Form or Filing Type	S-8
File Number	333-273422
Initial Filing Date	Jul. 25, 2023
Fee Offset Claimed	$ 14,235.87
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Securities Associated with Fee Offset Claimed | share	1,151,561
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 129,182,112.98
Termination / Withdrawal Statement	The Registrant has terminated any offering that included the unsold securities under the Registration Statement on Form S-8, initially filed on July 25, 2023 (Registration No. 333-273422) (the “Prior Registration Statement”). In connection with the Prior Registration Statement, the Registrant registered $370,194,000 in securities and paid a registration fee of $40,795.38. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the Registrant is offsetting the registration fee due under this Registration Statement by $14,235.87, which represents the portion of the registration fee previously paid with respect to $129,182,112.98 of unsold securities previously registered on the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Globe Life Inc.
Form or Filing Type	S-8
File Number	333-273422
Filing Date	Jul. 25, 2023
Fee Paid with Fee Offset Source	$ 40,795.38
Termination / Withdrawal Statement	The Registrant has terminated any offering that included the unsold securities under the Registration Statement on Form S-8, initially filed on July 25, 2023 (Registration No. 333-273422) (the “Prior Registration Statement”). In connection with the Prior Registration Statement, the Registrant registered $370,194,000 in securities and paid a registration fee of $40,795.38. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the Registrant is offsetting the registration fee due under this Registration Statement by $14,235.87, which represents the portion of the registration fee previously paid with respect to $129,182,112.98 of unsold securities previously registered on the Prior Registration Statement.